Components of Other Comprehensive Income/(loss) (Schedule of Changes in AOCI) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	$ (214,192)	$ (188,246)	$ (150,009)
Net unrealized gains/(losses)	(35,901)	(25,172)	(41,351)
Amounts reclassifed from AOCI	2,439	(774)	3,114
Other comprehensive income/(loss)	(33,462)	(25,946)	(38,237)
Ending Balance	(247,654)	(214,192)	(188,246)
Securities AFS
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	3,394	18,581	(11,241)
Net unrealized gains/(losses)	(19,709)	(14,055)	29,822
Amounts reclassifed from AOCI	(917)	(1,132)	0
Other comprehensive income/(loss)	(20,626)	(15,187)	29,822
Ending Balance	(17,232)	3,394	18,581
Cash Flow Hedges
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	0	0	0
Net unrealized gains/(losses)	130	0	0
Amounts reclassifed from AOCI	(1,395)	0	0
Other comprehensive income/(loss)	(1,265)	0	0
Ending Balance	(1,265)	0	0
Pension and Postretirement Plans
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	(217,586)	(206,827)	(138,768)
Net unrealized gains/(losses)	(16,322)	(11,117)	(71,173)
Amounts reclassifed from AOCI	4,751	358	3,114
Other comprehensive income/(loss)	(11,571)	(10,759)	(68,059)
Ending Balance	$ (229,157)	$ (217,586)	$ (206,827)